Note 6 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued payroll expenses	$ 218,506	$ 604,761
Accrued interest expense	470,694	282,724
Accrued general and administrative expenses	117,624	119,750
Accrued commissions	79,199	239,313
Other accrued expenses	870,360	456,377
Total	$ 1,756,383	$ 1,702,925